Long-Term Debt (Total Long Term Debt) (Parenthetical) (Detail) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Feb. 28, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Repayment of Debt		$ 1,572	$ 1,610	$ 892
Term Loans
Debt Instrument [Line Items]
Estimated mandatory prepayments due within one year		20
Dominion Energy Gas Holdings, LLC
Debt Instrument [Line Items]
Repayment of Debt			400
Virginia Electric and Power Company
Debt Instrument [Line Items]
Repayment of Debt		$ 681	$ 517	$ 625
Dominion Energy Midstream Partners, LP | Subsequent Event
Debt Instrument [Line Items]
Repayment of Debt	$ 250
2.5% and 2.8%, due 2019 and 2020 | Dominion Energy Gas Holdings, LLC | Senior Notes | Minimum
Debt Instrument [Line Items]
Interest rate		2.50%
2.5% and 2.8%, due 2019 and 2020 | Dominion Energy Gas Holdings, LLC | Senior Notes | Maximum
Debt Instrument [Line Items]
Interest rate		2.80%
2.875% to 4.8%, due 2023 to 2044 | Dominion Energy Gas Holdings, LLC | Senior Notes | Minimum
Debt Instrument [Line Items]
Interest rate		2.875%
2.875% to 4.8%, due 2023 to 2044 | Dominion Energy Gas Holdings, LLC | Senior Notes | Maximum
Debt Instrument [Line Items]
Interest rate		4.80%
1.2% to 7.25%, due 2017 to 2022 | Virginia Electric and Power Company | Senior Notes | Minimum
Debt Instrument [Line Items]
Interest rate		1.20%
1.2% to 7.25%, due 2017 to 2022 | Virginia Electric and Power Company | Senior Notes | Maximum
Debt Instrument [Line Items]
Interest rate		7.25%
2.75% to 8.875%, due 2023 to 2047 | Virginia Electric and Power Company | Senior Notes | Minimum
Debt Instrument [Line Items]
Interest rate		2.75%
2.75% to 8.875%, due 2023 to 2047 | Virginia Electric and Power Company | Senior Notes | Maximum
Debt Instrument [Line Items]
Interest rate		8.875%
1.75% to 5.6%, due 2023 to 2041 | Virginia Electric and Power Company | Tax Exempt Financing [Member] | Minimum
Debt Instrument [Line Items]
Interest rate		1.75%
1.75% to 5.6%, due 2023 to 2041 | Virginia Electric and Power Company | Tax Exempt Financing [Member] | Maximum
Debt Instrument [Line Items]
Interest rate		5.60%
1.25% to 6.4%, due 2017 to 2022 | Senior Notes | Minimum
Debt Instrument [Line Items]
Interest rate		1.25%
1.25% to 6.4%, due 2017 to 2022 | Senior Notes | Maximum
Debt Instrument [Line Items]
Interest rate		6.40%
2.85% to 7.0%, due 2024 to 2044 | Senior Notes | Minimum
Debt Instrument [Line Items]
Interest rate		2.85%
2.85% to 7.0%, due 2024 to 2044 | Senior Notes | Maximum
Debt Instrument [Line Items]
Interest rate		7.00%
: 2.579% to 4.104%, due 2019 to 2021 | Unsecured Junior Subordinated Notes | Minimum
Debt Instrument [Line Items]
Interest rate		2.579%
: 2.579% to 4.104%, due 2019 to 2021 | Unsecured Junior Subordinated Notes | Maximum
Debt Instrument [Line Items]
Interest rate		4.104%
Payable to Affiliated Trust, 8.4% due 2031 | Unsecured Junior Subordinated Notes
Debt Instrument [Line Items]
Interest rate		8.40%
5.25% and 5.75%, due 2054 and 2076 | Unsecured Junior Subordinated Notes | Minimum
Debt Instrument [Line Items]
Interest rate		5.25%
5.25% and 5.75%, due 2054 and 2076 | Unsecured Junior Subordinated Notes | Maximum
Debt Instrument [Line Items]
Interest rate		5.75%
Remarketable Subordinated Notes, 1.5% and 2.0%, due 2020 to 2024 | Remarketable Subordinated Notes | Minimum
Debt Instrument [Line Items]
Interest rate		1.50%
Remarketable Subordinated Notes, 1.5% and 2.0%, due 2020 to 2024 | Remarketable Subordinated Notes | Maximum
Debt Instrument [Line Items]
Interest rate		2.00%
6.8% and 6.875%, due 2026 and 2027 | Senior Notes | Minimum
Debt Instrument [Line Items]
Interest rate		6.80%
6.8% and 6.875%, due 2026 and 2027 | Senior Notes | Maximum
Debt Instrument [Line Items]
Interest rate		6.875%
5.31% to 6.85%, due 2017 and 2018 | Senior Notes | Maximum
Debt Instrument [Line Items]
Interest rate		6.85%
5.31% to 6.85%, due 2017 and 2018 | Term Loans | Minimum
Debt Instrument [Line Items]
Interest rate		5.31%
2.98% to 7.20%, due 2024 to 2051 | Senior Notes | Minimum
Debt Instrument [Line Items]
Interest rate		2.98%
2.98% to 7.20%, due 2024 to 2051 | Senior Notes | Maximum
Debt Instrument [Line Items]
Interest rate		7.20%
Tax-Exempt Financing, 1.55%, due 2033 | Term Loans
Debt Instrument [Line Items]
Interest rate		1.55%
Unsecured Senior and Medium Term Notes, 5.83% and 6.48%, due 2018 | Dominion Energy Midstream Partners, LP | Senior Notes | Minimum
Debt Instrument [Line Items]
Interest rate		5.83%
Unsecured Senior and Medium Term Notes, 5.83% and 6.48%, due 2018 | Dominion Energy Midstream Partners, LP | Senior Notes | Maximum
Debt Instrument [Line Items]
Interest rate		6.48%
Unsecured Senior Note, 4.875%, due 2041 | Dominion Energy Midstream Partners, LP | Senior Notes
Debt Instrument [Line Items]
Interest rate		4.875%
3.53% Due 2028 | Dominion Energy Midstream Partners, LP | Private Placement | Subsequent Event
Debt Instrument [Line Items]
Repayment of Debt	$ 100
Interest rate	3.53%
3.91% Due 2038 | Dominion Energy Midstream Partners, LP | Private Placement | Subsequent Event
Debt Instrument [Line Items]
Repayment of Debt	$ 150
Interest rate	3.91%
Line of Credit | Virginia Electric and Power Company
Debt Instrument [Line Items]
Credit facility, to support letters of credit		$ 100